Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Public Offering [Abstract]
PUBLIC OFFERING

NOTE 4 — PUBLIC OFFERING

On March 5, 2019, the Company completed the Public Offering for the sale of 30,015,000 units at a price of $10.00 per unit (the “Units”). Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value and three-quarters of one redeemable warrant (the “Warrants”). Each whole Warrant offered in the Public Offering is exercisable to purchase one share of Class A common stock. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. Accordingly, unless a holder purchases a multiple of four Units, the number of Warrants issuable to such holder upon separation of the Units will be rounded down to the nearest whole number of Warrants. Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to December 31, 2020 (discussed in Note 1) to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of a Warrant during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last reported sale price of the Company’s shares of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.

See Note 1 regarding 211,561 shares of Class A common stock that were redeemed by stockholders in August 2020, reducing the number of public shares outstanding from the original 30,015,000 public shares sold as part of the Units in the Public Offering to a total of 29,803,439 public shares remain outstanding (including shares reflected as subject to redemption).

In addition, if the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.

The Company granted the underwriters a 45-day option to purchase up to 3,915,000 additional Units to cover any over-allotments, at the Public Offering price less the underwriting discounts and commissions. The underwriters exercised their over-allotment option in full and closed on the proceeds from the over-allotment option on March 5, 2019. The Warrants issued in connection with the 3,915,000 over-allotment units are identical to the public Warrants and have no net cash settlement provisions.

The Company paid an underwriting discount of 3.0% (or 0% in the case of Units sold to cover any over-allotments) of the per Unit price to the underwriters at the closing of the Public Offering ($7,830,000), with an additional fee (the “Deferred Discount”) of 3.0% (or 6.0% in the case of Units sold to cover any over-allotments) of the gross offering proceeds payable upon the consummation of the initial Business Combination ($10,179,000). The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

In connection with the Public Offering, an underwriter of the Public Offering entered into a forward purchase agreement with the Company, which provides for the purchase by that underwriter of public shares for an aggregate purchase price of $125 million through, other than as described below, open market purchases or privately negotiated transactions with one or more third parties. In lieu of purchasing an aggregate of $125 million of public shares in the open market or privately negotiated transactions, up to $75 million of such aggregate purchase price may instead be in the form of an investment in the Company’s equity securities on terms to be mutually agreed between that underwriter and the Company, to occur concurrently with the closing of Business Combination. The decision to make such an investment in other equity securities will not reduce the aggregate purchase price of the forward purchase agreement. However, that underwriter will be excused from its purchase obligation in connection with a specific Business Combination unless, within ten calendar days following written notice delivered by the Company of its intention to enter into such Business Combination, that underwriter notifies the Company that it has decided to proceed with the purchase in whole or in part. That underwriter may decide not to proceed with the purchase for any reason, including, without limitation, if it has determined that such purchase would constitute a conflict of interest.

On August 17, 2020, the Company notified the underwriter that it would not elect to have the underwriter purchase any shares of Class A common stock under the forward purchase agreement based in part on strong investor receptivity to Canoo during the PIPE Financing confidential marketing process, including an oversubscribed and subsequently upsized PIPE Financing.

NOTE 3 — PUBLIC OFFERING

On March 5, 2019, the Company completed the Public Offering for the sale of 30,015,000 units at a price of $10.00 per unit (the “Units”). Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value and three-quarters of one redeemable warrant (the “Warrants”). Each whole Warrant offered in the Public Offering is exercisable to purchase one share of Class A common stock. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. Accordingly, unless a holder purchases a multiple of four Units, the number of Warrants issuable to such holder upon separation of the Units will be rounded down to the nearest whole number of Warrants. Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the 18-month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of a Warrant during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last reported sale price of the Company’s shares of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.

In addition, if the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.

The Company granted the underwriters a 45-day option to purchase up to 3,915,000 additional Units to cover any over-allotments, at the Public Offering price less the underwriting discounts and commissions. The underwriters exercised their over-allotment option in full and closed on the proceeds from the over-allotment option on March 5, 2019. The Warrants issued in connection with the 3,915,000 over-allotment units are identical to the public Warrants and have no net cash settlement provisions.

The Company paid an underwriting discount of 3.0% (or 0% in the case of Units sold to cover any over-allotments) of the per Unit price to the underwriters at the closing of the Public Offering ($7,830,000), with an additional fee (the “Deferred Discount”) of 3.0% (or 6.0% in the case of Units sold to cover any over-allotments) of the gross offering proceeds payable upon the consummation of the initial Business Combination ($10,179,000). The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

In connection with the Public Offering, an underwriter of the Public Offering entered into a forward purchase agreement with the Company, which provides for the purchase by that underwriter of public shares for an aggregate purchase price of $125 million through, other than as described below, open market purchases or privately negotiated transactions with one or more third parties. In lieu of purchasing an aggregate of $125 million of public shares in the open market or privately negotiated transactions, up to $75 million of such aggregate purchase price may instead be in the form of an investment in the Company’s equity securities on terms to be mutually agreed between that underwriter and the Company, to occur concurrently with the closing of Business Combination. The decision to make such an investment in other equity securities will not reduce the aggregate purchase price of the forward purchase agreement. However, that underwriter will be excused from its purchase obligation in connection with a specific Business Combination unless, within ten calendar days following written notice delivered by the Company of its intention to enter into such Business Combination, that underwriter notifies the Company that it has decided to proceed with the purchase in whole or in part. That underwriter may decide not to proceed with the purchase for any reason, including, without limitation, if it has determined that such purchase would constitute a conflict of interest.